Statement of Members' Equity (Deficit) (USD $)	Members' Equity [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2010	$ 126,252	$ (504,444)	$ (378,192)
Sale of member units	30,000		30,000
Net loss		(181,519)	(181,519)
Balance at Dec. 31, 2011	156,252	(685,963)	(529,711)
Sale of member units	4,070		4,070
Net loss		(609,789)	(609,789)
Balance at Dec. 31, 2012	$ 160,322	$ (1,295,752)	$ (1,135,430)